Total

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Equity Fund

(Class A, Class C, Class I and Class L Shares)

JPMorgan U.S. Large Cap Core Plus Fund

(Class A, Class C and Class I Shares)

(series of JPMorgan Trust I)

Supplement dated April 10, 2017

to the Summary Prospectuses and

Prospectuses dated November 1, 2016, as supplemented

Upcoming Portfolio Manager Changes. Effective in January 2018, Thomas Luddy will step back from portfolio management and become Vice Chairman of J.P. Morgan Investment Management Inc. (“JPMIM”). Mr. Luddy will continue to serve on the portfolio management team for the JPMorgan U.S. Equity Fund (“U.S. Equity Fund”) and the JPMorgan U.S. Large Cap Core Plus Fund until that time.

U.S. Equity Fund

Effective immediately, as a result of these upcoming changes, the portfolio manager information in the section titled “Management” in the U.S. Equity Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Thomas Luddy	2006	Managing Director
Scott Davis	2014	Managing Director
Susan Bao	2001	Managing Director
David Small	2016	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — U.S. Equity Fund” is hereby deleted in its entirety and replaced by the following:

U.S. Equity Fund

The portfolio managers primarily responsible for daily management of the Fund are Thomas Luddy, Managing Director of JPMIM; Scott Davis, Managing Director of JPMIM; Susan Bao, Managing Director of JPMIM; and David Small, Managing Director of JPMIM, each of whom has day to day management responsibility for a portion of the Fund. An employee since 1976, Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Mr. Davis has been an employee since 2006 and has been a portfolio manager since 2013. Previously, he was an analyst in the U.S. Equity Research Group. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2001 and has been employed by the firm since 1997. Mr. Small, an employee since 2005 and a portfolio manager since 2016, was the Associate Director of U.S. Equity Research from July 2015 to July 2016 and is currently the Head of U.S. Equity Research. In addition, Mr. Small previously was the insurance analyst on the Fundamental Research Team from 2008 to 2016. Each of the portfolio managers except Messrs. Small and Davis, is a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE